UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------
                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08549

                              Oak Associates Funds
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  Leslie Manna
                              Oak Associates, ltd.
                         3875 Embassy Parkway, Suite 250
                             Akron, Ohio 44333-8334
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-888-462-5386

                    Date of fiscal year end: October 31, 2009

                    Date of reporting period: April 30, 2009

Item 1.    Reports to Stockholders.



                       Semi-Annual Report

                           April 30, 2009





White Oak Select Growth

Rock Oak Core Growth

Pin Oak Aggressive Stock

River Oak Discovery

Red Oak Technology Select

Black Oak Emerging Technology

Live Oak Health Sciences





[Graphic]

OAK ASSOCIATES FUNDS

[Graphic]

To Our Shareholders

Dear Fellow Shareholders:

We are pleased to send you the Oak Associates Funds' Semi-Annual Report which contains information on the holdings of each of the Funds, along with the Financial Highlights and Statements of Assets & Liabilities, Operations and Changes in Net Assets for the six-month period ended April 30, 2009. We encourage you to read the report to help you stay informed about your investments.

We recognize that this is only a six-month snapshot of the portfolios, and we welcome you to visit our website at www.oakfunds.com for more current fund information and market commentary.

As always, we appreciate the trust you have placed in us and thank you for your investment.



Sincerely,

Oak Associates Funds



--------------------------------------------------------------------------------

                                Table of Contents

Financial Highlights                                                           2

Schedules of Investments                                                       6

Statements of Assets and Liabilities                                          22

Statements of Operations                                                      24

Statements of Changes in Net Assets                                           26

Notes to Financial Statements                                                 29

Disclosure of Fund Expenses                                                   38

Board Considerations in Approving the Advisory Agreement                      40

[Graphic]

Financial Highlights

For a Share Outstanding Throughout the Years or Periods Ended October 31,


                              Realized and               Dividends
        Net Asset    Net       Unrealized                  from     Distribution    Total
          Value   Investment    Gains or      Total         Net         from      Dividends
        Beginning   Income    (Losses) on     from      Investment    Capital        and
        of Period   (Loss)     Securities   Operations    Income       Gains     Distributions
----------------------------------------------------------------------------------------------
White Oak Select Growth Fund
----------------------------------------------------------------------------------------------
2009*   $23.89    $(0.07)#     $    2.45    $     2.38   $     --    $    --      $     --
2008     39.49     (0.23)#        (15.37)       (15.60)        --         --            --
2007     31.91     (0.12)#          7.70          7.58         --         --            --
2006     31.35     (0.13)#          0.71          0.58      (0.02)        --         (0.02)
2005     31.41      0.01#++        (0.07)##      (0.06)        --         --            --
2004     34.05     (0.19)          (2.45)        (2.64)        --         --            --

Rock Oak Core Growth Fund
----------------------------------------------------------------------------------------------
2009*   $ 7.28    $(0.01)#     $    0.32    $     0.31   $     --    $    --      $     --
2008     13.45     (0.06)#         (5.54)        (5.60)        --      (0.57)        (0.57)
2007     10.68     (0.07)#          2.84          2.77         --         --            --
2006     10.10     (0.06)#          0.64          0.58         --         --            --
2005(1)  10.00     (0.05)#          0.15          0.10         --         --            --

Pin Oak Aggressive Stock Fund
----------------------------------------------------------------------------------------------
2009*   $15.58    $(0.01)#     $    2.01    $     2.00   $     --    $    --      $     --
2008     27.46     (0.08)#        (11.80)       (11.88)        --         --            --
2007     21.18     (0.12)#          6.40          6.28         --         --            --
2006     21.13     (0.16)#          0.21          0.05         --         --            --
2005     19.02     (0.16)#          2.27          2.11         --         --            --
2004     19.13     (0.17)           0.06         (0.11)        --         --            --

River Oak Discovery Fund
----------------------------------------------------------------------------------------------
2009*   $ 7.86    $(0.04)#     $    0.91    $     0.87   $     --    $    --      $     --
2008     14.80     (0.08)#         (6.46)        (6.54)        --      (0.40)        (0.40)
2007     11.56     (0.12)#          3.36          3.24         --         --            --
2006     10.10     (0.09)#          1.55          1.46         --         --            --
2005(2)  10.00     (0.03)#          0.13          0.10         --         --            --

Red Oak Technology Select Fund
----------------------------------------------------------------------------------------------
2009*   $ 4.92    $(0.01)#     $    0.65    $     0.64   $     --    $    --      $     --
2008      8.75     (0.06)#         (3.77)        (3.83)        --         --            --
2007      6.90     (0.03)#          1.88          1.85         --         --            --
2006      6.55     (0.06)#          0.41          0.35         --         --            --
2005      6.30     (0.03)#+++       0.28          0.25         --         --            --
2004      6.56     (0.08)          (0.18)        (0.26)        --         --            --


The accompanying notes are an integral part of the financial statements.


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1-888-462-5386                         2

                                                                        Ratio of
                                             Ratio of     Ratio of      Expenses
                                                Net       Expenses     to Average
 Net                  Net                   Investment   to Average    Net Assets
Asset                Assets     Ratio of      Income     Net Assets   (Excluding
Value                End of     Expenses      (Loss)     (Excluding    Waivers and/  Portfolio
End of     Total     Period    to Average   to Average   Fees Paid    or Fees Paid    Turnover
Period    Return+    (000)     Net Assets   Net Assets   Indirectly)   Indirectly)     Rate
--------------------------------------------------------------------------------------------------
$26.27     9.96%  $  286,740      1.25%       (0.67)%       1.25%         1.69%          6%
 23.89   (39.50)     215,862      1.25        (0.70)        1.25          1.41          25
 39.49    23.75      439,978      1.25        (0.34)        1.25          1.28          29
 31.91     1.85      538,516      1.19        (0.42)        1.20          1.20          52
 31.35    (0.19)     878,709      1.14         0.04++       1.14          1.14          36
 31.41    (7.75)   1,569,899      1.07        (0.47)        1.07          1.07          16


--------------------------------------------------------------------------------------------------
$ 7.59     4.26% $     4,522      1.25%       (0.42)%       1.25%         2.14%         28%
  7.28   (43.43)       4,571      1.25        (0.53)        1.25          1.56          92
 13.45    25.94        8,389      1.25        (0.57)        1.25          1.46          86
 10.68     5.74        9,688      1.22        (0.54)        1.22          1.44          88
 10.10     1.00       10,560      1.15        (0.67)        1.15          1.89          45

--------------------------------------------------------------------------------------------------
$17.58    12.84% $    46,277      1.25%       (0.11)%       1.25%         1.97%         16%
 15.58   (43.26)      36,198      1.25        (0.34)        1.25          1.51          38
 27.46    29.65       90,901      1.25        (0.50)        1.25          1.35          18
 21.18     0.24       92,549      1.21        (0.74)        1.21          1.27          20
 21.13    11.09      139,379      1.15        (0.78)        1.15          1.22          28
 19.02    (0.58)     190,839      1.15        (0.80)        1.15          1.17          21


--------------------------------------------------------------------------------------------------
$ 8.73    11.07% $     4,746      1.35%       (1.02)%       1.35%         2.30%         47%
  7.86   (45.31)       4,168      1.35        (0.68)        1.35          1.76         145
 14.80    28.03        7,823      1.35        (0.92)        1.35          1.72         148
 11.56    14.46        5,943      1.35        (0.81)        1.35          2.74          72
 10.10     1.00        3,063      1.35        (0.79)        1.35          4.05          16

--------------------------------------------------------------------------------------------------
$ 5.56    13.01% $    48,091      1.35%       (0.62)%       1.35%         2.16%          9%
  4.92   (43.77)      44,079      1.35        (0.80)        1.35          1.58          17
  8.75    26.81      115,005      1.35        (0.40)        1.35          1.40          11
  6.90     5.34      116,449      1.27        (0.89)        1.27          1.34          93
  6.55     3.97      160,881      1.15        (0.50)+++     1.15          1.27          40
  6.30    (3.96)     244,848      1.15        (1.01)        1.15          1.20          38

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                                       3                        www.oakfunds.com

[Graphic]

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31,

                           Realized and            Dividends                 Net
      Net Asset    Net      Unrealized               from        Total      Asset
        Value   Investment   Gains or     Total       Net      Dividends    Value
      Beginning  Income    (Losses) on    from     Investment     and       End of
      of Period   (Loss)    Securities  Operations  Income    Distributions Period
----------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
----------------------------------------------------------------------------------
2009*  $ 1.63   $(0.01)#     $ 0.19      $ 0.18      $ --        $ --       $ 1.81
2008     2.94    (0.02)#      (1.29)      (1.31)       --          --         1.63
2007     2.21    (0.03)#       0.76        0.73        --          --         2.94
2006     2.05    (0.02)#       0.18        0.16        --          --         2.21
2005     2.08    (0.02)#      (0.01)##    (0.03)       --          --         2.05
2004     2.21    (0.03)       (0.10)      (0.13)       --          --         2.08

Live Oak Health Sciences Fund
----------------------------------------------------------------------------------
2009*  $ 9.48   $ 0.01#      $(0.30)     $(0.29)     $ --        $ --       $ 9.19
2008    12.41    (0.04)#      (2.89)      (2.93)       --          --         9.48
2007    11.18    (0.01)#       1.24        1.23        --          --        12.41
2006    11.66    (0.07)#      (0.41)      (0.48)       --          --        11.18
2005     9.44    (0.07)#       2.29        2.22        --          --        11.66
2004     9.24    (0.07)        0.27        0.20        --          --         9.44

* For the six-month period ended April 30, 2009 (Unaudited). All ratios for the period have been annualized.
# Per share calculations were performed using average shares for the period.
## The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investment for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
+ Returns are for the period indicated and have not been annualized. Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
++ Net investment income per share and the net investment income ratio include $0.13 and 0.40%, respectively, resulting from a special dividend from Microsoft in November 2004.
+++ Net investment income per share and the net invesment income ration include $0.03 and 0.51%, respectively resulting from a special dividend from Microsoft in November 2004.
(1) The Rock Oak Core Growth Fund commenced operations on December 31, 2004. All ratios for the period have been annualized.
(2) The River Oak Discovery Fund commenced operations on June 30, 2005. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

-----------------------------------------------------------------------------
1-888-462-5386                         4

                                                            Ratio of
                                              Ratio of     Expenses
                                 Ratio of    Expenses      to Average
                                   Net       to Average    Net Assets
         Net Assets  Ratio of   Investment   Net Assets   (Excluding
          End of    Expenses   Income (Loss) (Excluding  Waivers and/or Portfolio
  Total   Period   to Average   to Average   Fees Paid     Fees Paid    Turnover
Return+    (000)    Net Assets  Net Assets   Indirectly)  Indirectly)     Rate
---------------------------------------------------------------------------------
 11.04%  $21,015     1.35%       (1.15)%       1.35%         2.43%        23%
(44.56)   19,478     1.35        (0.94)        1.35          1.76         79
 33.03    39,810     1.35        (1.04)        1.35          1.62         76
  7.80    39,617     1.28        (1.13)        1.28          1.53         97
 (1.44)   48,901     1.15        (1.13)        1.15          1.41         30
 (5.88)   72,093     1.15        (1.14)        1.15          1.33         34
---------------------------------------------------------------------------------

 (3.06)% $13,355     1.35%        0.26%        1.35%         1.85%        17%
(23.61)   14,013     1.35        (0.36)        1.35          1.52         25
 11.00    21,354     1.35        (0.11)        1.35          1.37         28
 (4.12)   25,263     1.21        (0.59)        1.21          1.23         57
 23.52    36,304     1.15        (0.66)        1.15          1.22         16
  2.16    26,226     1.15        (0.75)        1.15          1.19          4



--------------------------------------------------------------------------------
                                       5                        www.oakfunds.com

[Graphic]

Schedules of Investments

April 30, 2009 (Unaudited)

--------------------------------------------------------------------------------
White Oak Select Growth Fund
--------------------------------------------------------------------------------

                               Industry Weighting+

Computer Systems & Software 39.8%
Semiconductors & Electronics 18.1%
Health Care 14.7%
Telecommunications & Data Communications Equipment 13.6%
Financials 7.1%
Repurchase Agreement 4.1%
Energy 3.7%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of (1.1)%.


                                               Market
Description                  Shares          Value (000)
--------------------------------------------------------
Common Stock -- 97.0%++

Computer Systems & Software -- 39.8%

Amazon.com*                  290,000       $      23,351
Cognizant Technology
  Solutions, Cl A*           605,000              14,998
Dell*                        790,000               9,180
eBay*                        810,000              13,340
Google, Cl A*                 43,000              17,027
International Business
  Machines                   106,500              10,992
Salesforce.com*              375,000              16,054
Yahoo!*                      632,900               9,044
                                         ---------------
                                                 113,986
                                         ---------------
Energy -- 3.7%

Baker Hughes                 297,600              10,588
                                         ---------------
                                                  10,588
                                         ---------------
Financials -- 7.1%

Charles Schwab             1,100,000              20,328
                                         ---------------
                                                  20,328
                                         ---------------


                                               Market
Description                  Shares          Value (000)
--------------------------------------------------------
Health Care -- 14.7%

Amgen*                       280,800       $      13,611
Express Scripts*             170,000              10,875
Teva Pharmaceutical
  Industries ADR             230,000              10,095
UnitedHealth Group           327,600               7,705
                                         ---------------
                                                  42,286
                                         ---------------

Semiconductors & Electronics -- 18.1%

Applied Materials          1,095,000              13,370
Broadcom, Cl A*              585,000              13,566
KLA-Tencor                   530,000              14,702
Qualcomm                     240,000              10,157
                                         ---------------
                                                  51,795
                                         ---------------
Telecommunications & Data
  Communications Equipment -- 13.6%

Cisco Systems*             1,110,000              21,445
Juniper Networks*            655,000              14,181
Sprint Nextel                800,000               3,488
                                         ---------------
                                                  39,114
                                         ---------------
Total Common Stock
   (Cost $266,610)(000)                          278,097
                                         ---------------


--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
White Oak Select Growth Fund (concluded)
--------------------------------------------------------------------------------


                               Face           Market
Description                Amount (000)     Value (000)
---------------------------------------------------------

Repurchase Agreement -- 4.1%

Morgan Stanley (A)
  0.060%, dated 04/30/09,
  to be repurchased on
  05/01/09, repurchase
  price $11,835,977
  (collateralized by a
  U.S. Treasury Bond,
  par value $11,675,860,
  2.500%, 03/31/13;
  total market value:
  $12,072,676)               $11,836     $        11,836
                                         ---------------
Total Repurchase Agreement
   (Cost $11,836)(000)                            11,836
                                         ---------------
Total Investments -- 101.1%
   (Cost $278,446)(000)                  $       289,933
                                         ===============


Percentages are based on Net Assets of $286,739,782.
* Non-income producing security
(A) Tri-Party Repurchase Agreement
ADR -- American Depositary Receipt
Cl -- Class
++ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
                                       7                        www.oakfunds.com

[Graphic]

Schedules of Investments

April 30, 2009 (Unaudited)


--------------------------------------------------------------------------------
Rock Oak Core Growth Fund
--------------------------------------------------------------------------------

                              Industry Weighting+

Computer Systems & Software 30.5%
Semiconductors & Electronics 12.1%
Financials 10.0%
Energy 8.7%
Telecommunications & Data Communications Equipment 7.3%
Basic Materials 6.3%
Health Care 5.4%
Capital Goods 4.0%
Transportation 3.9%
Consumer Cyclicals 2.9%
Industrials 2.5%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of 6.4%.


                                               Market
Description                   Shares         Value (000)
--------------------------------------------------------
Common Stock -- 93.6%++

Basic Materials -- 6.3%

Archer Daniels Midland         5,100        $        126
Monsanto                       1,900                 161
                                             -----------
                                                     287
                                             -----------
Capital Goods -- 4.0%

ITT                            3,300                 135
Nucor                          1,100                  45
                                             -----------
                                                     180
                                             -----------
Computer Systems & Software -- 30.5%

Amazon.com*                    2,200                 177
Apple*                         1,500                 189
Cerner*                        1,700                  92
Cognizant Technology
  Solutions, Cl A*             9,800                 243
eBay*                          7,200                 119


                                               Market
Description             Shares               Value (000)
--------------------------------------------------------

Computer Systems & Software (continued)

Google, Cl A*                    300         $       119
Oracle*                        6,600                 128
Salesforce.com*                3,600                 154
Yahoo!*                       10,900                 156
                                             -----------

                                                   1,377
                                             -----------
Consumer Cyclicals -- 2.9%

International Game
  Technology                  10,700                 132
                                             -----------
                                                     132
                                             -----------
Energy -- 8.7%

National Oilwell Varco*        3,900                 118
Schlumberger                   2,500                 122
Weatherford
  International*               7,000                 116
XTO Energy                     1,100                  38
                                             -----------
                                                     394
                                             -----------

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

--------------------------------------------------------------------------------
Rock Oak Core Growth Fund (concluded)
--------------------------------------------------------------------------------


                                                 Market
Description                   Shares         Value (000)
--------------------------------------------------------

Financials -- 10.0%

American Express
                               2,000        $         51
CME Group                        200                  44
Goldman Sachs Group              800                 103
Mastercard, Cl A                 400                  73
Legg Mason                     4,100                  82
Visa, Cl A                     1,500                  97
                                           -------------
                                                     450
                                           -------------
Health Care -- 5.4%

Baxter International           1,400        $         68
Genzyme*                       1,300                  69
Gilead Sciences*               1,700                  78
Intuitive Surgical*              200                  29
                                           -------------
                                                     244
                                           -------------
Industrials -- 2.5%

Jacobs Engineering Group*      3,000                 114
                                           -------------
                                                     114
                                           -------------
Semiconductors & Electronics -- 12.1%

Broadcom, Cl A*                6,700                 155
Corning                       11,600                 170
Qualcomm                       5,200                 220
                                           -------------
                                                     545
                                           -------------

Telecommunications & Data
  Communications Equipment -- 7.3%

Cisco Systems*                 8,200                 158
Research In Motion*            2,500                 174
                                           -------------
                                                     332
                                           -------------



                                               Market
Description                   Shares         Value (000)
--------------------------------------------------------
Transportation -- 3.9%

Expeditors International
  Washington                   5,100         $       177
                                             -----------
                                                     177
                                             -----------
Total Common Stock
   (Cost $4,351)(000)                              4,232
                                             -----------
Total Investments -- 93.6%
   (Cost $4,351)(000)                        $     4,232
                                             ===========


Percentages are based on Net Assets of $4,521,829.
* Non-income producing security
Cl -- Class
++ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
The accompanying notes are an integral part of the financial statements.


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                                       9                        www.oakfunds.com

[Graphic]

Schedules of Investments

April 30, 2009 (Unaudited)


--------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund
--------------------------------------------------------------------------------

                               Industry Weighting+

Computer Systems & Software 30.0%
Semiconductors & Electronics 22.5%
Consumer Discretionary 12.6%
Financials 8.5%
Repurchase Agreement 7.1%
Consumer Cyclicals 6.9%
Retail 3.8%
Capital Goods 3.3%
Health Care 1.1%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of 4.2% .



                                                Market
Description                   Shares         Value (000)
--------------------------------------------------------

Common Stock -- 88.7%++

Capital Goods -- 3.3%

ASM International            126,500         $     1,505
                                             -----------
                                                   1,505
                                             -----------

Computer Systems & Software -- 30.0%

Amazon.com*                   33,400               2,689
eBay*                        115,000               1,894
Expedia*                     182,000               2,477
Google, Cl A*                  4,730               1,873
HSN*                         193,940               1,340
IAC/InterActive*              67,350               1,079
Microsoft                     36,000                 729
Yahoo!*                      125,000               1,786
                                             -----------
                                                  13,867
                                             -----------


                                                Market
Description                   Shares         Value (000)
--------------------------------------------------------

Consumer Cyclicals -- 6.9%

Interval Leisure
  Group*                     265,021         $     2,123
Ticketmaster
  Entertainment*             203,940               1,073
                                             -----------
                                                   3,196
                                             -----------
Consumer Discretionary -- 12.6%

Cisco Systems*                98,000               1,893
Gannett                      112,000                 438
Juniper Networks*             74,000               1,602
Western Union                112,000               1,876
                                             -----------
                                                   5,809
                                             -----------

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



--------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund (concluded)
--------------------------------------------------------------------------------

                                                Market
Description                   Shares         Value (000)
--------------------------------------------------------

Financials -- 8.5%

Charles Schwab               158,000         $     2,920
Morgan Stanley                42,000                 993
Tree.com*                      4,490                  29
                                             -----------
                                                   3,942
                                             -----------
Health Care -- 1.1%

Biogen Idec*                  11,000                 532
                                             -----------
                                                     532
                                             -----------
Retail -- 3.8%

Blue Nile*                    41,718               1,776
                                             -----------
                                                   1,776
                                             -----------

Semiconductors & Electronics -- 22.5%

Broadcom, Cl A*              101,500               2,354
Jabil Circuit                204,000               1,652
KLA-Tencor                    71,700               1,989
Novellus Systems*            116,000               2,095
PMC-Sierra*                   65,000                 515
Xilinx                        88,000               1,799
                                             -----------
                                                  10,404
                                             -----------
Total Common Stock
   (Cost $40,033)(000)                            41,031
                                             -----------


                                 Face           Market
Description                 Amount (000)     Value (000)
--------------------------------------------------------

Repurchase Agreement -- 7.1%

Morgan Stanley (A)
  0.060%, dated 04/30/09,
  to be repurchased on
  05/01/09, repurchase
  price $3,290,133
  (collateralized by a
  U.S. Treasury Bond,
  par value $3,245,624,
  2.500%, 03/31/13;
  total market value:
  $3,355,931)               $  3,290        $      3,290
                                            ------------
Total Repurchase Agreement
   (Cost $3,290)(000)                              3,290
                                            ------------
Total Investments -- 95.8%
   (Cost $43,323)(000)                      $     44,321
                                            ============

Percentages are based on Net Assets of $46,276,757.
* Non-income producing security
(A) Tri-Party Repurchase Agreement
Cl -- Class
++ More narrow industries are utilized for are
 compliance purposes, whereas broad sectors utilized for reporting purposes. The accompanying notes are an integral part of the financial statements

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                                       11                       www.oakfunds.com

[Graphic]


Schedules of Investments

April 30, 2009 (Unaudited)

--------------------------------------------------------------------------------
River Oak Discovery Fund
--------------------------------------------------------------------------------

                               Industry Weighting+

Computer Systems & Software 27.5%
Telecommunications & Data Communications Equipment 10.6%
Semiconductors & Electronics 8.1%
Energy 8.1%
Consumer Cyclicals 7.5%
Financials 6.9%
Industrials 6.0%
Retail 5.7%
Health Care 4.6%
Consumer Staples 3.8%
Transportation 3.1%
Capital Goods 3.0%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of 5.1%.

                                                Market
Description                   Shares         Value (000)
--------------------------------------------------------

Common Stock -- 94.9%++

Capital Goods -- 3.0%

Alliant Techsystems*             600         $        48
Greif, Cl A                    2,100                  95
                                             -----------
                                                     143
                                             -----------
Computer Systems & Software -- 27.5%

F5 Networks*                   5,700                 155
Factset Research Systems       3,500                 188
Itron*                         2,000                  92
MercadoLibre*                 10,000                 273
Netease.com ADR*               4,100                 124
Omniture*                     14,000                 172


                                                 Market
Description                   Shares         Value (000)
--------------------------------------------------------

Computer Systems & Software (continued)

Patni Computer
  Systems ADR                 16,400         $       128
Sina*                          6,100                 171
                                             -----------
                                                   1,303
                                             -----------
Consumer Cyclicals -- 7.5%

Dolby Laboratories, Cl A*      3,700                 148
WMS Industries*                6,500                 209
                                             -----------
                                                     357
                                             -----------
Consumer Staples -- 3.8%

Whole Foods Market             8,600                 178
                                             -----------
                                                     178
                                             -----------

--------------------------------------------------------------------------------
1-888-462-5386                         12

--------------------------------------------------------------------------------
River Oak Discovery Fund (concluded)
--------------------------------------------------------------------------------

                                                Market
Description                   Shares         Value (000)
--------------------------------------------------------

Energy -- 8.1%

CARBO Ceramics                 1,300      $           40
EnergySolutions               14,700                 143
Oceaneering
  International*               1,900                  87
Willbros Group*               10,000                 115
                                          --------------
                                                     385
                                          --------------
Financials -- 6.9%

Janus Capital Group           17,400                 175
Morningstar*                   3,800                 151
                                          --------------
                                                     326
                                          --------------
Health Care -- 4.6%

Illumina*                      5,900                 220
                                          --------------
                                                     220
                                          --------------
Industrials -- 6.0%

American Science &
  Engineering                  1,900       $         114
Joy Global                     3,200                  82
Orbital Sciences*              2,000                  31
Raven Industries               2,500                  60
                                          --------------
                                                     287
                                          --------------
Retail -- 5.7%

Blue Nile*                     3,900                 166
Gymboree*                      3,000                 103
                                          --------------
                                                     269
                                          --------------

                                                Market
Description                   Shares         Value (000)
--------------------------------------------------------

Semiconductors & Electronics -- 8.1%

Evergreen Solar*              30,700         $        75
Formfactor*                    8,000                 139
Varian Semiconductor
  Equipment Associates*        6,650                 170
                                             -----------
                                                     384
                                             -----------
Telecommunications & Data
  Communications Equipment -- 10.6%

AsiaInfo Holdings*             2,000                  33
Ctrip.com
  International ADR            4,900                 151
EnerNOC*                       7,200                 126
Starent Networks*              8,500                 168
Viasat*                        1,100                  25
                                             -----------
                                                     503
                                             -----------

Transportation -- 3.1%

Brink's Home Security
  Holdings*                    5,600                 149
                                             -----------
                                                     149
                                             -----------
Total Common Stock
   (Cost $4,451)(000)                              4,504
                                             -----------
Total Investments -- 94.9%
   (Cost $4,451)(000)                        $     4,504
                                             ===========


Percentages are based on Net Assets of $4,745,859.
* Non-income producing security
ADR -- American Depositary Receipt
Cl -- Class
++ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
                                       13                       www.oakfunds.com

[Graphic]


Schedules of Investments

April 30, 2009 (Unaudited)


--------------------------------------------------------------------------------
Red Oak Technology Select Fund
--------------------------------------------------------------------------------


                               Industry Weighting+

Semiconductors & Related Devices 23.3%
E-Commerce - Services 17.5%
Semiconductor Capital Equipment 9.7%
Web Portals/ISP 8.9%
Electronic Computers 8.7%
Computer Communications Equipment 7.7%
Consulting Services 5.1%
Computer Storage Devices 4.8%
Computer Peripheral Equipment 3.1%
Services - Prepackaged Software 2.7%
Date Storage 2.5%
Television Broadcasting Stations 2.4%
Retail - Jewelry Stores 2.2%
Membership Organizations 0.5%
Amusement & Recreation Services 0.3%
Personal Credit Institutions 0.1%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.5%.



                                                 Market
Description                   Shares         Value (000)
--------------------------------------------------------

Common Stock -- 99.5%

Amusement & Recreation Services -- 0.3%
Ticketmaster
  Entertainment*              28,400     $           149
                                         ---------------
                                                     149
                                         ---------------

Computer Communications Equipment -- 7.7%

Cisco Systems*    101,000                          1,951
Juniper Networks*  82,000                          1,775
                                         ---------------
                                                   3,726
                                         ---------------


                                                Market
Description                   Shares         Value (000)
--------------------------------------------------------

Computer Peripheral Equipment-- 3.1%

Lexmark International,
  Cl A*                       77,000         $     1,511
                                             -----------
                                                   1,511
                                             -----------

Computer Storage Devices -- 4.8%

Seagate Technology           282,000               2,301
                                             -----------
                                                   2,301
                                             -----------

--------------------------------------------------------------------------------
1-888-462-5386                         14

--------------------------------------------------------------------------------
Red Oak Technology Select Fund (continued)
--------------------------------------------------------------------------------


                                                Market
Description                   Shares         Value (000)
--------------------------------------------------------

Consulting Services -- 5.1%

Accenture, Cl A               83,200         $     2,449
                                             -----------
                                                   2,449
                                             -----------

Data Storage -- 2.5%

NetApp*                       66,000               1,208
                                             -----------
                                                   1,208
                                             -----------

E-Commerce - Services -- 17.5%

Amazon.com*                   40,300               3,245
eBay*                        138,000               2,273
Expedia*                     205,000               2,790
HSN*                          14,300                  99
                                             -----------
                                                   8,407
                                             -----------

Electronic Computers -- 8.7%

Apple*                        12,000               1,510
Dell*                         70,000                 813
International Business
  Machines                    17,900               1,848
                                             -----------
                                                   4,171
                                             -----------

Membership Organizations -- 0.5%

Interval Leisure Group*       28,400                 228
                                             -----------
                                                     228
                                             -----------

Personal Credit Institutions -- 0.1%

Tree.com*                      4,733                  30
                                             -----------
                                                      30
                                             -----------


                                               Market
Description                   Shares         Value (000)
--------------------------------------------------------

Retail - Jewelry Stores -- 2.2%

Blue Nile*                    24,506         $     1,043
                                             -----------
                                                   1,043
                                             -----------
Semiconductor Capital Equipment -- 9.7%

KLA-Tencor                    78,000               2,164
Novellus Systems*            139,000               2,510
                                             -----------
                                                   4,674
                                             -----------

Semiconductors & Related Devices -- 23.3%

Broadcom, Cl A*              101,200               2,346
Integrated Device
  Technology*                219,000               1,189
Marvel Technology
  Group*                     122,000               1,340
National
  Semiconductor              161,000               1,992
Taiwan Semiconductor
  Manufacturing ADR          117,310               1,240
Texas Instruments             72,000               1,300
Xilinx                        89,000               1,819
                                             -----------
                                                  11,226
                                             -----------

Services - Prepackaged Software -- 2.7%

Symantec*                     75,000               1,294
                                             -----------
                                                   1,294
                                             -----------

Television Broadcasting Stations -- 2.4%

IAC/InterActive*              71,000               1,137
                                             -----------
                                                   1,137
                                             -----------

--------------------------------------------------------------------------------
                                       15                       www.oakfunds.com

--------------------------------------------------------------------------------
Red Oak Technology Select Fund (concluded)
--------------------------------------------------------------------------------

                                               Market
Description                   Shares         Value (000)
--------------------------------------------------------

Web Portals/ISP -- 8.9%

Google, Cl A*                  6,200        $      2,455
Yahoo!*                      128,100               1,831
                                            ------------
                                                   4,286
                                            ------------
Total Common Stock
   (Cost $53,001)(000)                            47,840
                                            ------------
Total Investments -- 99.5%
   (Cost $53,001)(000)                      $     47,840
                                            ============


Percentages are based on Net Assets of $48,091,048.
* Non-income producing security
ADR -- American Depositary Receipt
Cl -- Class
ISP -- Internet Service Provider
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
1-888-462-5386                         16

[Graphic]

Schedules of Investments

April 30, 2009 (Unaudited)

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
--------------------------------------------------------------------------------


                               Industry Weighting+

Semiconductors & Related Devices 17.2%
Services - Prepackaged Software 11.2%
Systems - Computer Integrated Systems Design 10.2%
Services - Computer Programming Services 7.3%
E-Commerce - Services 6.7%
Web Portals/ISP 6.7%
Laboratory Analytical Instruments 4.6%
Audio/Visual Equipment 3.8%
Consumer Wireless Devices 3.7%
Services - Business Services 3.3%
Computer Communications Equipment 3.3%
Fiber Optic Components 3.2%
Amusement and Recreational Services 3.0%
Electronic Computers 3.0%
Aerospace/Defense 2.2%
Instruments & Related Products 2.0%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of 8.6% .


                                              Market
Description                   Shares         Value (000)
--------------------------------------------------------

Common Stock -- 91.4%

Aerospace/Defense -- 2.2%
Orbital Sciences*             30,000         $       464
                                             -----------
                                                     464
                                             -----------

Amusement and Recreational
  Services -- 3.0%

WMS Industries*               19,900                 639
                                             -----------
                                                     639
                                             -----------


                                                 Market
Description                   Shares         Value (000)
--------------------------------------------------------

Audio/Visual Equipment -- 3.8%
Dolby Laboratories,
  Cl A*                       19,800         $       795
                                             -----------
                                                     795
                                             -----------
Computer Communications
  Equipment -- 3.3%

Starent Networks*             35,700                 704
                                             -----------
                                                     704
                                             -----------


--------------------------------------------------------------------------------
                                       17                       www.oakfunds.com

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund (continued)
--------------------------------------------------------------------------------


                                                Market
Description                   Shares         Value (000)
--------------------------------------------------------

Consumer Wireless Devices -- 3.7%

Research In Motion*           11,100         $       771
                                             -----------
                                                     771
                                             -----------

E-Commerce - Services -- 6.7%

Gmarket ADR*                  15,000                 359
MercadoLibre*                 38,100               1,041
                                             -----------
                                                   1,400
                                             -----------

Electronic Computers -- 3.0%

Apple*                         5,000                 629
                                             -----------
                                                     629
                                             -----------

Fiber Optic Components -- 3.2%

Corning                       45,900                 671
                                             -----------
                                                     671
                                             -----------
Instruments & Related Products -- 2.0%

American Science &
  Engineering                  7,100                 428
                                             -----------
                                                     428
                                             -----------

Laboratory Analytical Instruments -- 4.6%

Illumina*                     25,900                 967
                                             -----------
                                                     967
                                             -----------

Semiconductors & Related Devices -- 17.2%

Evergreen Solar*              44,500                 108
Formfactor*                   50,000                 872
MEMC Electronic
  Materials*                  33,300                 540
Qualcomm                      27,600               1,168



                                               Market
Description                   Shares         Value (000)
--------------------------------------------------------
Semiconductors & Related Devices (continued)

Varian Semiconductor
  Equipment
  Associates*                 35,850         $       917
                                             -----------
                                                   3,605
                                             -----------
Services - Business Services -- 3.3%

Ctrip.com International
  ADR                         22,500                 696
                                             -----------
                                                     696
                                             -----------
Services - Computer
  Programming Services -- 7.3%

Cognizant Technology
  Solutions, Cl A*            42,800               1,061
Wipro ADR                     49,700                 466
                                             -----------
                                                   1,527
                                             -----------

Services - Prepackaged Software -- 11.2%

Activision Blizzard*          60,000                 646
ANSYS*                        21,900                 605
Cerner*                        8,400                 452
Citrix Systems*               23,200                 662
                                             -----------
                                                   2,365
                                             -----------

Systems - Computer Integrated
  Systems Design -- 10.2%

F5 Networks*                  27,700                 755
Itron*                        11,200                 515
Salesforce.com*               20,500                 878
                                             -----------
                                                   2,148
                                             -----------

--------------------------------------------------------------------------------
1-888-462-5386                         18

--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund (concluded)
--------------------------------------------------------------------------------


                                                Market
Description                   Shares         Value (000)
--------------------------------------------------------

Web Portals/ISP -- 6.7%

Netease.com ADR*              20,100         $       606
Sina*                         28,400                 796
                                             -----------
                                                   1,402
                                             -----------
Total Common Stock
   (Cost $19,519)(000)                            19,211
                                             -----------
Total Investments -- 91.4%
   (Cost $19,519)(000)                       $    19,211
                                             ===========


Percentages are based on Net Assets of $21,015,432.
* Non-income producing security
ADR -- American Depositary Receipt
Cl -- Class
ISP -- Internet Service Provider The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
                                       19                       www.oakfunds.com

[Graphic]

Schedules of Investments

April 30, 2009 (Unaudited)


--------------------------------------------------------------------------------
Live Oak Health Sciences Fund
--------------------------------------------------------------------------------

                               Industry Weighting+

Pharmaceutical Preparations 40.9%
Wholesale - Drugs, Proprietaries & Druggists' Sundries 15.7%
Biological Products (No Diagnostic Substances) 13.8%
Hospital & Medical Service Plans 6.6%
Laboratory Analytical Instruments 5.8%
Surgical & Medical Instruments & Apparatus 5.3%
Electromedical & Electrotherapeutic Apparatus 3.5%
Services - Computer Processing 3.3%
Services - Commercial Physical & Biological Research 2.4%

+ Percentages are based on net assets. Included in net assets are other assets and liabilities of 2.7%.


                                               Market
Description                   Shares         Value (000)
--------------------------------------------------------

Common Stock -- 97.3%++

Biological Products
  (No Diagnostic Substances) -- 13.8%

Amgen*                        16,000         $       775
Biogen Idec*                  10,800                 522
Genzyme*                       4,500                 240
Life Technologies*             8,100                 302
                                             -----------
                                                   1,839
                                             -----------
Electromedical & Electrotherapeutic
  Apparatus -- 3.5%

Medtronic                     14,500                 464
                                             -----------
                                                     464
                                             -----------

                                               Market
Description                   Shares         Value (000)
--------------------------------------------------------
Hospital & Medical Service Plans -- 6.6%

UnitedHealth Group             9,000      $          212
WellPoint*                    15,800                 676
                                          --------------
                                                     888
                                          --------------
Laboratory Analytical Instruments -- 5.8%

Waters*                       17,500                 773
                                          --------------
                                                     773
                                          --------------
Pharmaceutical Preparations -- 40.9%

AstraZeneca ADR               14,900                 521
Corcept Therapeutics*         64,244                  59
Eli Lilly                     16,000                 527
GlaxoSmithKline ADR           18,100                 557
Johnson & Johnson              4,000                 209



--------------------------------------------------------------------------------
1-888-462-5386                         20

--------------------------------------------------------------------------------
Live Oak Health Sciences Fund (concluded)
--------------------------------------------------------------------------------

                                                Market
Description                   Shares         Value (000)
--------------------------------------------------------

Pharmaceutical Preparations (continued)

King Pharmaceuticals*         42,000          $      331
Medicis Pharmaceutical,
  Cl A                        30,000                 482
Par Pharmaceutical*           26,000                 279
Pfizer                        35,000                 468
Sanofi-Aventis ADR            14,800                 425
Teva Pharmaceutical
  Industries ADR              16,500                 724
Watson Pharmaceuticals*       28,300                 876
                                            ------------
                                                   5,458
                                            ------------

Services - Commercial Physical &
  Biological Research -- 2.4%

Affymetrix*                   68,000                 319
                                            ------------
                                                     319
                                            ------------
Services - Computer Processing -- 3.3%

IMS Health                    35,500                 446
                                            ------------
                                                     446
                                            ------------

Surgical & Medical Instruments &
  Apparatus -- 5.3%

Boston Scientific*            46,000                 387
Techne*                        5,700                 326
                                            ------------
                                                     713
                                            ------------


                                                Market
Description                   Shares         Value (000)

--------------------------------------------------------
Wholesale - Drugs, Proprietaries &
  Druggists' Sundries -- 15.7%

AmerisourceBergen             22,400          $      754
Cardinal Health               14,600                 493
McKesson                       9,000                 333
PharMerica*                   28,242                 515
                                             -----------
                                                   2,095
                                             -----------
Total Common Stock
   (Cost $14,235)(000)                            12,995
                                             -----------
Total Investments -- 97.3%
   (Cost $14,235)(000)                       $    12,995
                                             ===========

Percentages are based on Net Assets of $13,355,226.
* Non-income producing security
ADR -- American Depositary Receipt
Cl -- Class
++ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
                                       21                       www.oakfunds.com

[Graphic]

Statements of Assets and Liabilities (000)

as of April 30, 2009 (Unaudited)

---------------------------------------------------------------------------------------------
                                                             White Oak           Rock Oak
                                                          Select Growth        Core Growth
                                                               Fund                Fund
---------------------------------------------------------------------------------------------
   Investments at cost                                      $   266,610          $   4,351
   Repurchase agreements at cost                                 11,836                 --
=============================================================================================
Assets:
   Investments at market value                              $   278,097          $   4,232
   Repurchase agreements at market value                         11,836                 --
   Cash                                                              --                375
   Receivable for capital shares sold                             2,106                 --
   Prepaid expenses                                                  82                  2
   Dividends and interest receivable                                 45                  1
   Receivable for investment securities sold                         --                 --
---------------------------------------------------------------------------------------------
   Total Assets                                                 292,166              4,610
---------------------------------------------------------------------------------------------
Liabilities:
   Payable for investment securtities purchased                   4,724                 70
   Payable for fund shares redeemed                                 167                 --
   Investment advisory fees payable                                 102                 --
   Administration fees payable                                       37                  1
   Trustees' fees payable                                            27                  1
   Other accrued expenses                                           369                 16
---------------------------------------------------------------------------------------------
   Total Liabilites                                               5,426                 88
---------------------------------------------------------------------------------------------
   Total Net Assets                                         $   286,740          $   4,522
=============================================================================================
Net Assets:
   Paid-in capital
       (unlimited authorization -- no par value)            $ 2,881,179          $   5,509
   Undistributed net investment income/
       (Accumulated net investment loss)                           (714)                (8)
   Accumulated net realized gain (loss)
       on investments                                        (2,605,212)              (860)
   Net unrealized appreciation (depreciation)
       on investments                                            11,487               (119)
---------------------------------------------------------------------------------------------
   Total Net Assets                                         $   286,740          $   4,522
=============================================================================================
Portfolio Shares:
   Net assets                                               $   286,740          $   4,522
   Total shares outstanding at end of period                     10,917                596
   Net asset value, offering and redemption price
       per share (net assets [] shares outstanding)*        $     26.27          $    7.59
=============================================================================================

* Net asset value per share is calculated by dividing unrounded net assets by the unrounded shares outstanding.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an intgral part of the financial statements.

--------------------------------------------------------------------------------
1-888-462-5386                         22

-------------------------------------------------------------------------------------------------
     Pin Oak            River Oak          Red Oak            Black Oak             Live Oak
Aggressive Stock        Discovery        Technology           Emerging           Health Sciences
      Fund                Fund           Select Fund       Technology Fund             Fund
-------------------------------------------------------------------------------------------------
 $       40,033        $    4,451       $     53,001        $     19,519         $       14,235
          3,290                --                 --                  --                     --
=================================================================================================
 $       41,031        $    4,504       $     47,840        $     19,211         $       12,995
          3,290                --                 --                  --                     --
             --               271                358               1,874                    375
          2,580                20                  3                  --                     --
             13                 2                 16                   7                      5
              3                --                  8                  --                     26
            983                32                 --                  --                     --
-------------------------------------------------------------------------------------------------
         47,900             4,829             48,225              21,092                 13,401
-------------------------------------------------------------------------------------------------
          1,525                65                 --                  --                     --
              1                --                  9                  13                      5
             10                 1                  7                  --                      5
              5                 1                  6                   3                      2
              4                --                  5                   2                      2
             78                16                107                  59                     32
-------------------------------------------------------------------------------------------------
          1,623                83                134                  77                     46
-------------------------------------------------------------------------------------------------
 $       46,277       $    4,746        $     48,091        $     21,015         $       13,355
=================================================================================================
 $      873,946       $     5,747       $  1,708,907        $    302,387         $       14,047
            (17)              (19)              (121)               (100)                    17
       (828,650)           (1,035)        (1,655,534)           (280,964)                   531
            998                53             (5,161)               (308)                (1,240)
-------------------------------------------------------------------------------------------------
 $       46,277      $      4,746       $     48,091        $     21,015         $       13,355
=================================================================================================
 $       46,277      $      4,746       $     48,091        $     21,015         $       13,355
          2,633               543              8,644              11,629                  1,454
 $        17.58      $       8.73       $       5.56        $       1.81         $         9.19
=================================================================================================


--------------------------------------------------------------------------------
                                       23                       www.oakfunds.com

[Graphic]

Statements of Operations (000)

for the six-month period ended April 30, 2009 (Unaudited)

----------------------------------------------------------------------------------------------
                                                             White Oak             Rock Oak
                                                           Select Growth        Core Growth
                                                               Fund                 Fund
----------------------------------------------------------------------------------------------
Investment Income:
   Dividends                                                $        620         $       17
   Interest                                                            4                 --
   Less: Foreign withholding tax                                     (11)                --
----------------------------------------------------------------------------------------------
   Total Investment Income                                           613                 17
----------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                                          786                 15
   Administration fees                                               218                  4
   Trustees' fees                                                     75                  2
   Transfer agent fees                                               453                  9
   Professional fees                                                  78                 10
   Printing fees                                                      73                  1
   Registration fees                                                  38                  1
   Custodian fees                                                     12                 --
   Insurance and other fees                                           58                  1
----------------------------------------------------------------------------------------------
   Total Expenses                                                  1,791                 43
----------------------------------------------------------------------------------------------
   Less: Investment advisory fees waived                            (464)               (15)
         Reimbursement from Advisor                                   --                 (3)
----------------------------------------------------------------------------------------------
   Net Expenses                                                    1,327                 25
----------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                                     (714)                (8)
----------------------------------------------------------------------------------------------
   Net realized gain (loss) on securities sold                   (13,112)              (664)
   Net change in unrealized appreciation
       (depreciation) of investment securities                    41,407                836
----------------------------------------------------------------------------------------------
   Net Realized and Unrealized
       Gain (Loss) on Investments                                 28,295                172
----------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
       Resulting From Operations                             $    27,581         $      164
==============================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
1-888-462-5386                         24


   Pin Oak              River Oak          Red Oak          Black Oak          Live Oak
Aggressive Stock        Discovery         Technology        Emerging       Health Sciences
     Fund                 Fund            Select Fund      Technology Fund       Fund
---------------------------------------------------------------------------------------------
   $   181               $      6         $      144         $       16          $      109
        --                     --                 --                  1                 --
        --                     --                 --                 --                 (6)
---------------------------------------------------------------------------------------------
       181                      6                144                 17                103
---------------------------------------------------------------------------------------------
       117                     17                145                 64                 47
        32                      4                 40                 18                 13
        12                      1                 15                  6                  5
       104                      8                167                 92                 29
        19                     10                 21                 15                 13
        10                      1                 13                  6                  4
         7                      1                  9                  4                  2
         2                     --                  2                  1                  1
         9                      1                 12                  5                  4
---------------------------------------------------------------------------------------------
       312                     43                424                211                118
---------------------------------------------------------------------------------------------
      (114)                   (17)              (145)               (64)               (32)
        --                     (1)               (14)               (30)                --
---------------------------------------------------------------------------------------------
       198                     25                265                117                 86
---------------------------------------------------------------------------------------------
       (17)                   (19)              (121)              (100)                17
---------------------------------------------------------------------------------------------
      (425)                  (935)            (3,783)            (3,377)               550
     5,239                  1,419              9,260              5,490             (1,019)
---------------------------------------------------------------------------------------------
     4,814                    484              5,477              2,113               (469)
---------------------------------------------------------------------------------------------
   $ 4,797               $    465         $    5,356         $    2,013          $    (452)
=============================================================================================


--------------------------------------------------------------------------------
                                       25                       www.oakfunds.com

[Graphic]

Statements of Changes in Net Assets (000)

for the six-month period ended April 30, 2009 (Unaudited) and the year ended October 31, 2008

                                                                  White Oak                               Rock Oak
                                                                Select Growth                           Core Growth
                                                                     Fund                                   Fund
                                                  ------------------------------------------------------------------------------
                                                           11/01/08           11/01/07           11/01/08           11/01/07
                                                         to 04/30/09         to 10/31/08        to 04/30/09        to 10/31/08
--------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment loss                                    $      (714)        $    (2,319)        $      (8)         $     (37)
  Net realized gain (loss)
      on securities sold                                     (13,112)            (23,071)             (664)              (189)
  Net unrealized appreciation (depreciation) of
      investment securities                                   41,407            (131,452)              836             (3,363)
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                                 27,581            (156,842)              164             (3,589)
---------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
  Realized capital gains                                          --                  --                --               (357)
---------------------------------------------------------------------------------------------------------------------------------
             Total Distributions                                  --                  --                --               (357)
---------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
  Shares issued                                               71,891              14,894                51                687
  Shares issued in lieu of cash distributions                     --                  --                --                350
  Shares redeemed                                            (28,594)            (82,168)             (264)              (909)
---------------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from
         Capital Share Transactions                           43,297             (67,274)             (213)               128
---------------------------------------------------------------------------------------------------------------------------------
             Total Increase (Decrease)
                in Net Assets                                 70,878            (224,116)              (49)            (3,818)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Year                                          215,862             439,978             4,571              8,389
---------------------------------------------------------------------------------------------------------------------------------
  End of Year                                            $   286,740         $   215,862         $   4,522          $   4,571
=================================================================================================================================
Accumulated Net Investment Loss                          $      (714)        $        --         $      (8)         $      --
=================================================================================================================================
Shares Issued and Redeemed:
  Issued                                                       3,227                 453                 8                 60
  Issued in lieu of cash distributions                            --                  --                --                 28
  Redeemed                                                    (1,347)             (2,559)              (40)               (84)
---------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in
         Share Transactions                                    1,880              (2,106)              (32)                 4
=================================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
1-888-462-5386                         26

             Pin Oak                           River Oak                       Red Oak                          Black Oak
        Aggressive Stock                       Discovery                       Technology                        Emerging
              Fund                                Fund                        Select Fund                    Technology Fund
-----------------------------------------------------------------------------------------------------------------------------------
  11/01/08          11/01/07          11/01/08          11/01/07         11/01/0         11/01/07         11/01/08       11/01/07
to 04/30/09       to 10/31/08        to 04/30/09      to 10/31/08      to 04/30/09     to 10/31/08      to 04/30/09     to 10/31/08
-----------------------------------------------------------------------------------------------------------------------------------
  $   (17)         $   (207)          $    (19)         $    (44)       $    (121)      $    (634)        $    (100)     $    (296)

     (425)            3,072               (935)             (111)          (3,783)          4,209            (3,377)         1,689

    5,239           (35,675)             1,419            (3,337)           9,260         (44,166)            5,490        (18,045)
------------------------------------------------------------------------------------------------------------------------------------

    4,797           (32,810)               465            (3,492)           5,356         (40,591)            2,013        (16,652)
------------------------------------------------------------------------------------------------------------------------------------

       --                --                 --              (210)              --              --                --             --

------------------------------------------------------------------------------------------------------------------------------------

       --                --                 --              (210)              --              --                --             --
------------------------------------------------------------------------------------------------------------------------------------

    7,181             1,917                244               513            1,039           2,981             1,166          4,602

       --                --                 --               205               --              --               --              --

   (1,899)          (23,810)              (131)             (671)          (2,383)        (33,316)           (1,642)        (8,282)
------------------------------------------------------------------------------------------------------------------------------------

    5,282           (21,893)               113                47           (1,344)        (30,335)             (476)        (3,680)
------------------------------------------------------------------------------------------------------------------------------------

   10,079           (54,703)               578            (3,655)           4,012         (70,926)            1,537        (20,332)
------------------------------------------------------------------------------------------------------------------------------------

   36,198            90,901              4,168             7,823           44,079         115,005            19,478         39,810
------------------------------------------------------------------------------------------------------------------------------------

  $46,277          $ 36,198           $  4,746          $  4,168        $  48,091       $  44,079         $  21,015      $  19,478
====================================================================================================================================

  $   (17)         $     --           $    (19)         $     --        $    (121)      $      --         $    (100)     $      --
====================================================================================================================================

      450                88                 32                41              233             416               793          1,881

       --                --                 --                15               --              --                --             --

     (141)           (1,075)               (19)              (55)            (540)         (4,602)           (1,114)        (3,470)
------------------------------------------------------------------------------------------------------------------------------------

      309              (987)                13                 1             (307)         (4,186)             (321)        (1,589)
====================================================================================================================================

--------------------------------------------------------------------------------
                                      27                        www.oakfunds.com

[Graphic]

Statements of Changes in Net Assets (000)

for the six-month period ended April 30, 2009 (Unaudited) and the year ended October 31, 2008

                                                                                 Live Oak
                                                                             Health Sciences
                                                                                   Fund
                                                                       ----------------------------
                                                                          11/01/08       11/01/07
                                                                       to 04/30/09      to 10/31/08
---------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income (loss)                                          $     17         $    (67)
  Net realized gain on securities sold                                       550              478
  Net unrealized depreciation of investment securities                    (1,019)          (5,154)
---------------------------------------------------------------------------------------------------
  Net Decrease in Net Assets Resulting from Operations                      (452)          (4,743)
---------------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
  Shares issued                                                              490            1,091
  Shares redeemed                                                           (696)          (3,689)
---------------------------------------------------------------------------------------------------
      Decrease in Net Assets from Capital Share Transactions                (206)          (2,598)
---------------------------------------------------------------------------------------------------
             Total Decrease in Net Assets                                   (658)          (7,341)
---------------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Year                                                       14,013           21,354
---------------------------------------------------------------------------------------------------
  End of Year                                                           $ 13,355         $ 14,013
===================================================================================================
Undistributed Net Investment Income                                     $     17         $     --
===================================================================================================
Shares Issued and Redeemed:
  Issued                                                                      55               94
  Redeemed                                                                   (80)            (335)
---------------------------------------------------------------------------------------------------
      Net Decrease in Share Transactions                                     (25)            (241)
===================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
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


[Graphic]

Notes to Financial Statements

April 30, 2009 (Unaudited)


1. Organization:
--------------------------------------------------------------------------------

The Oak Associates Funds (the "Trust") is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven funds: White Oak Select Growth Fund, Rock Oak Core Growth Fund, Pin Oak Aggressive Stock Fund and River Oak Discovery Fund (diversified funds); Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (non-diversified funds) (collectively referred to as "Funds" and individually referred to as a "Fund"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. Significant Accounting Policies:
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Funds.

      Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations and expenses during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

      Security Valuation--Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

--------------------------------------------------------------------------------
                                       29                       www.oakfunds.com

[Graphic]

April 30, 2009 (Unaudited)

      Securities for which market prices are not "readily available" (of which there were none as of April 30, 2009) are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Funds' financial statements as of April 30, 2009. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about

--------------------------------------------------------------------------------
1-888-462-5386                         30
      the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

      The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

      Level 1 -- quoted prices in active markets for identical investments

      Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

      Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the fund to measure fair value in accordance with FAS 157 during the six-month period ended April 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Funds' investments in accordance with FAS 157 carried at value ($ Thousands):

Investments in Securities             Level 1    Level 2   Level 3    Total
-------------------------            --------    -------   -------  --------
White Oak Select Growth Fund         $289,933     $ --      $ --    $289,933
Rock Oak Core Growth Fund               4,232       --        --       4,232
Pin Oak Aggressive Stock Fund          44,321       --        --      44,321
River Oak Discovery Fund                4,504       --        --       4,504
Red Oak Technology Select Fund         47,840       --        --      47,840
Black Oak Emerging Technology Fund     19,211       --        --      19,211
Live Oak Health Sciences Fund          12,995       --        --      12,995


Security Transactions and Investment Income--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Expenses--Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Repurchase Agreements--The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the

--------------------------------------------------------------------------------
                                       31                       www.oakfunds.com

[Graphic]

April 30, 2009 (Unaudited)


broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Dividends and Distributions to Shareholders--Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually.

3. Transactions with Affiliates:
--------------------------------------------------------------------------------

Certain officers of the Trust are also officers of Oak Associates, ltd., SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. Administration, Transfer Agent and Distribution Agreements:
--------------------------------------------------------------------------------

The Trust and the Administrator are parties to an Administration Agreement dated February 27, 1998, last amended May 2, 2007, under which the Administrator provides management and administration services for an annual fee of 0.04% of the average daily net assets of each of the Funds up to $2.5 billion, 0.03% on the next $2.5 billion, 0.02% on the next $5 billion, and 0.015% of such assets in excess of $10 billion. There is a minimum annual administration fee of $665,000 for the Trust.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under an Agency Agreement with the Trust dated February 27, 1998. During the six-month period ended April 30, 2009, the following Funds reimbursed Oak Associates, ltd. (the "Adviser") for amounts paid to third parties that provide sub-transfer agency and other administration services relating to the Funds:


                                       Amount (000)
                                       ------------
White Oak Select Growth Fund               $142
Rock Oak Core Growth Fund                     1
Pin Oak Aggressive Stock Fund                15
River Oak Discovery Fund                     --
Red Oak Technology Select Fund               20
Black Oak Energing Technology Fund           10
Live Oak Health Sciences Fund                 3

Amount designated as "--" has been rounded to $0.


--------------------------------------------------------------------------------
1-888-462-5386                         32

The Trust and the Distributor are parties to an Amended and Restated Distribution Agreement dated February 27, 1998. The Distributor receives no fees for its distribution services under this agreement.

5. Investment Advisory and Custodian Agreements:
--------------------------------------------------------------------------------

The Trust and the Adviser are parties to an Investment Advisory Agreement dated February 27, 1998, as last amended May 4, 2005, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund, except for the River Oak Discovery Fund for which the Adviser receives 0.90% of the average daily net assets of the Fund. Effective March 1, 2006, the Adviser has agreed to contractually waive all or a portion of its fees (and to reimburse the Funds' expenses if necesssary) in order to limit operating expenses to not more than 1.25% of the average daily net assets of the White Oak Select Growth, Rock Oak Core Growth and Pin Oak Aggressive Stock Funds, and 1.35% of the average daily net assets of the River Oak Discovery, Red Oak Technology Select, Black Oak Emerging Technology and Live Oak Health Sciences Funds for a period of one year. Effective March 1, 2009 the Adviser has contractually agreed to continue this arrangement for a period of one year. U.S. Bank N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. Investment Transactions:
--------------------------------------------------------------------------------

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-month period ended April 30, 2009, were as follows (000):
                                      Purchases        Sales
                                     ----------       -------
White Oak Select Growth Fund           $48,094        $12,004
Rock Oak Core Growth Fund                1,109          1,575
Pin Oak Aggressive Stock Fund            5,591          5,333
River Oak Discovery Fund                 1,748          1,754
Red Oak Technology
  Select Fund                            3,464          4,952
Black Oak Emerging
  Technology Fund                        3,831          5,804
Live Oak Health Sciences Fund            2,218          2,799

7. Federal Income Taxes:
--------------------------------------------------------------------------------

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

--------------------------------------------------------------------------------
                                       33                       www.oakfunds.com

[Graphic]

April 30, 2009 (Unaudited)

To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing of dividends and distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. These differences are primarily due to the reclass of distributions on net operating losses and the investment in master limited partnerships.

Accordingly, the following permanent differences have been reclassified to/from the following accounts (000):

                          Accumulated    Accumulated
                               Net           Net
                           Investment      Realized       Paid-in-
                             Income          Gain         Capital
                          ------------   ------------     --------
White Oak Select
  Growth Fund                $2,319         $  --         $(2,319)
Rock Oak Core
  Growth Fund                    37            --             (37)
Pin Oak Aggressive
  Stock Fund                    207            --            (207)
River Oak
  Discovery Fund                 44            10             (54)
Red Oak Technology
  Select Fund                   634            --            (634)
Black Oak Emerging
  Technology Fund               296            --            (296)
Live Oak Health
  Sciences Fund                  67            --             (67)

The tax character of dividends and distributions declared during the year ended October 31, 2008, were as follows (000):

                             Ordinary        Long-Term
                              Income       Capital Gain      Total
                             --------      ------------     -------
Rock Oak Core
  Growth Fund                  $ --            $357          $357
River Oak
  Discovery
  Fund                           43             167           210


There were no dividends or distributions declared during the year ended October 31, 2007.

--------------------------------------------------------------------------------
1-888-462-5386                         34

As of October 31, 2008, the components of accumulated losses on a tax basis were as follows (000):

                                    Capital            Net           Total
                                      Loss         Unrealized     Accumulated
                                   Carryforward    Depreciaton       Losses
                                   ------------    -----------    ------------
White Oak Select Growth Fund       $(2,591,576)     $(30,444)     $(2,622,020)
Rock Oak Core Growth Fund                 (187)         (964)          (1,151)
Pin Oak Aggressive Stock Fund         (828,191)       (4,275)        (832,466)
River Oak Discovery Fund                   (50)       (1,416)          (1,466)
Red Oak Technology Select Fund      (1,651,495)      (14,677)      (1,666,172)
Black Oak Emerging Technology Fund    (277,483)       (5,902)        (283,385)
Live Oak Health Sciences Fund              (19)         (221)            (240)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At October 31, 2008, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):

                                                            Expiring October 31,
                    -----------------------------------------------------------------------------------------------
                         2009        2010        2011       2012         2013        2014      2016        Total
                    -----------------------------------------------------------------------------------------------
White Oak Select
 Growth Fund           $583,253    $712,973    $206,602    $744,257    $321,944     $  --     $22,547    $2,591,576
Rock Oak Core
 Growth Fund                 --          --          --          --          --        --         187           187
Pin Oak Aggressive
 Stock Fund             103,868     436,197     180,087      90,283      17,756        --          --       828,191
River Oak Discovery
 Fund                        --          --          --          --          --        --          50            50
Red Oak Technology
 Select Fund            597,321     726,266     293,675      34,233          --        --          --     1,651,495
Black Oak Emerging
 Technology Fund         49,553     212,845      15,085          --          --        --          --       277,483
Live Oak Health
 Sciences Fund               --         --          --           --          --        19          --            19

During the year ended October 31, 2008, the following Funds utilized capital loss carry forwards to offset capital gains (000):

                                              Amount
                                              ------
Pin Oak Aggressive Stock Fund                 $3,107
Red Oak Technology Select Fund                 4,429
Black Oak Emerging Technology Fund             1,792
Live Oak Health Sciences Fund                    478


--------------------------------------------------------------------------------
                                       35                       www.oakfunds.com

[Graphic]

Notes to Financial Statements(concluded)

April 30, 2009 (Unaudited)

At April 30, 2009, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows (000):


                       Federal    Aggregate          Aggregate
                         Tax        Gross             Gross
                         Cost    Appreciation      Depreciation       Net
                    ----------------------------------------------------------
White Oak Select
 Growth Fund          $ 278,969   $ 57,603         $  (46,639)     $ 10,964
Rock Oak Core
 Growth Fund              4,359        605               (732)         (127)
Pin Oak Aggressive
 Stock Fund              43,352     10,484             (9,515)          969
River Oak Discovery
 Fund                     4,560        690               (746)          (56)
Red Oak
 Technology
 Select Fund             53,118      7,987            (13,265)       (5,278)
Black Oak
 Emerging
 Technology
 Fund                    19,522      3,386             (3,697)         (311)
Live Oak Health
 Sciences Fund           14,235      1,916             (3,156)       (1,240)
------------------------------------------------------------------------------

Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2009, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. Concentration of Credit Risk and Ownership
--------------------------------------------------------------------------------

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the technology industry. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, each of these Funds may be more affected by economic developments in those industries than a general equity fund would be.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however based on experience, the risk of loss from such claims is considered remote.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

--------------------------------------------------------------------------------
1-888-462-5386                         36

As of April 30, 2009, please refer to the below chart for Concentration of
Ownership:

                          Number of          Percentage
                        Shareholders        of Ownership
                        ------------        ------------
White Oak Select
  Growth Fund                2               34%, 21%
Rock Oak Core
  Growth Fund                2               22%, 21%
Pin Oak Aggressive
  Stock Fund                 2               15%, 13%
River Oak
  Discovery Fund             2               24%, 20%
Red Oak Technology
  Select Fund                2               16%, 15%
Black Oak Emerging
  Technology Fund            1                 14%
Live Oak Health
  Sciences Fund              1                 13%


9. New Accounting Pronouncements
-------------------------------------------------------------------------------

In October 2008, the FASB issued Staff Position 157-3, Determining the Fair Value of a Financial Asset in a Market That Is Not Active
("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Funds' approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 -- Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- Fair Value Measurement. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Funds' financial statements.


--------------------------------------------------------------------------------
                                       37                       www.oakfunds.com

[Graphic]

Disclosure of Fund Expenses (unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

o Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.


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1-888-462-5386                         38

[Graphic]

Disclosure of Fund Expenses (unaudited)

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                   Beginning   Ending                Expenses
                                    Account    Account   Annualized    Paid
                                     Value      Value     Expense     During
                                   11/01/08    4/30/09     Ratios     Period*
--------------------------------------------------------------------------------
White Oak Select Growth Fund
--------------------------------------------------------------------------------
  Actual Return                      $1,000  $1,099.60      1.25%      $6.51
  Hypothetical 5% Return              1,000   1,018.60      1.25        6.26
--------------------------------------------------------------------------------
Rock Oak Core Growth Fund
--------------------------------------------------------------------------------
  Actual Return                       1,000   1,042.60      1.25        6.33
  Hypothetical 5% Return              1,000   1,018.60      1.25        6.26
--------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund
--------------------------------------------------------------------------------
  Actual Return                       1,000   1,128.40      1.25        6.60
  Hypothetical 5% Return              1,000   1,018.60      1.25        6.26
--------------------------------------------------------------------------------
River Oak Discovery Fund
--------------------------------------------------------------------------------
  Actual Return                       1,000   1,110.70      1.35        7.07
  Hypothetical 5% Return              1,000   1,018.10      1.35        6.76
--------------------------------------------------------------------------------
Red Oak Technology Select Fund
--------------------------------------------------------------------------------
  Actual Return                       1,000   1,130.10      1.35        7.13
  Hypothetical 5% Return              1,000   1,018.10      1.35        6.76
--------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
--------------------------------------------------------------------------------
  Actual Return                       1,000   1,110.40      1.35        7.06
  Hypothetical 5% Return              1,000   1,018.10      1.35        6.76
--------------------------------------------------------------------------------
Live Oak Health Sciences Fund
--------------------------------------------------------------------------------
  Actual Return                       1,000     969.40      1.35        6.59
  Hypothetical 5% Return              1,000   1,018.10      1.35        6.76
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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                                       39                       www.oakfunds.com

[Graphic]

Board Considerations in Approving the Advisory Agreement(Unaudited)

The advisory agreement between the Trust and the Adviser for each Fund (the "Advisory Agreement") must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. On February 15-16, 2009, the Trustees met in person to decide whether to renew the Advisory Agreement with respect to each Fund for an additional one-year term, effective February 28, 2009. In preparation for the meeting, the Board requested and reviewed a wide variety of information from the Adviser to assist in its deliberations (the "Adviser Materials"). Prior to the in-person Board meeting held on February 15-16, 2009, the Trustees held on a special meeting on February 3, 2009 via teleconference to discuss the Adviser Materials. After the February 3, 2009 meeting, Trust counsel, on behalf of the Trustees, requested the Adviser to provide additional information to the Trustees at the February 15-16, 2009 meeting. In addition, the Independent Trustees discussed and considered the Adviser Materials and the renewal of the Agreement in a separate meeting of the Independent Trustees and had received counsel from independent counsel in making their considerations.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously voted to renew the Advisory Agreement for an additional one-year term. In determining to approve the Advisory Agreement for the Funds, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative but took into account a number of factors.

The Trustees considered the nature, extent, and quality of the services provided to each of the Funds by the Adviser. In this regard, the Trustees considered presentations by Trust officers and representatives of the Adviser. The Trustees also reviewed and considered the Adviser Materials. These presentations and the Adviser Materials contained information that assisted the Trustees in assessing the Adviser's organizational structure, professional personnel, investment capacity, investment process, and regulatory/compliance capabilities and record, as well as the Adviser's investment philosophy, performance record, and trade execution capabilities. The Trustees concluded that the Adviser was committed to the success of the Funds and that they would continue to review the adequacy of the resources the Adviser devoted to the management of the investment operations of the Funds and the Adviser's performance of the associated administrative and compliance duties related to the management of the Funds. Further, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

--------------------------------------------------------------------------------
1-888-462-5386                         40

[Graphic]

Board Considerations in Approving the Advisory Agreement(Unaudited)

The Trustees considered the investment performance of the Adviser with respect to each Fund. The Trustees reviewed presentations by the Adviser's portfolio managers for each Fund as well as a report prepared by the Trust's administrator that provided performance information for each of the Funds, including information comparing each Fund's performance to that of various benchmarks and peer mutual funds as categorized by Lipper Inc. and Morningstar, Inc. The Adviser also discussed its analysis of the performance data and reviewed the various factors contributing to each Fund's short- and long-term performance. The Trustees considered performance of the Adviser in managing the Funds and compared it to both benchmark and various peer group data. Taking note of the Adviser's discussion of (i) the various factors contributing to each Fund's performance and (ii) its continuing commitment to each Fund's current investment strategy, respectively, the Independent Trustees concluded that the recent investment performance of each Fund was satisfactory on a relative basis.

The Trustees considered the advisory fees paid to the Adviser, the total expenses of each Fund, and the Adviser's commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on certain Funds' operating expenses. The Trustees reviewed presentations by Fund officers, including information about the reported fees and expenses of peer funds compiled by the Trust's administrator from data obtained from Lipper Inc. and Morningstar, Inc. The Trustees further considered the Adviser's profitability derived from its relationship with the Trust on a Fund-by-Fund basis, based on information reported by the Adviser. The Trustees concluded that each Fund's advisory fee set forth in the Advisory Agreement was reasonable and did not result in an excessive profit to the Adviser in relation to the level of services provided.

The Trustees considered the information they were provided about the Adviser's portfolio brokerage practices on behalf of the Funds, including its policies with respect to obtaining benefits from their use of the Funds' brokerage commissions to obtain research that could be used for the Adviser's other clients, and the Trustees concluded that the Adviser's portfolio brokerage practices were reasonably designed to achieve best execution on Fund trades.

The Trustees considered the presence of economies of scale in the Funds, in light of the relatively small size and/or negative cash flow of the Funds and the Adviser's commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on the Funds' operating expenses, and determined that such economies of scale were not present. As such, the Trustees did not consider whether any economies of scale were adequately shared with Fund shareholders.

Based on their evaluation of the factors described above, the Trustees, including the Independent Trustees, concluded it was appropriate and desirable for the Adviser to continue its management of each of the Funds and approved the continuance of the Advisory Agreement for an additional one-year term.

--------------------------------------------------------------------------------
                                       41                       www.oakfunds.com

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

Contact Us

By Mail      Oak Associates Funds
             P.O. Box 219441
             Kansas City, MO 64121-9441

By Telephone 1-888-462-5386

On The Web   www.oakfunds.com

             Click on the My Oak Account
             section to take advantage of
             these features:

             o Trade Online

             o Access and Update Account Information

             o Go Paperless with E-Delivery

The Trust files its complete schedule of portfolio holdings of each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-462-5386; and (ii) on the Commission's website at http://www.sec.gov.

[Graphic]


OAK ASSOCIATES FUNDS
P.O. Box 219441
Kansas City, MO 64121-9441



  PRSRT STD
U.S. POSTAGE
    PAID
     OAK
 ASSOCIATES




OAK-SA-001-0100

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.   Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Oak Associates Funds


By (Signature and Title)                      /s/  Leslie Manna
                                              ----------------------------------
                                              Leslie Manna, President

Date:   July 6, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                      /s/  Leslie Manna
                                              ----------------------------------
Date:   July 6, 2009                          Leslie Manna, President


By (Signature and Title)                      /s/ Eric Kleinschmidt
                                              ----------------------------------
                                              Eric Kleinschmidt, Treasurer & CFO

Date:   July 6, 2009